Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	2 Months Ended	3 Months Ended																		6 Months Ended			9 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended			18 Months Ended	2 Months Ended			3 Months Ended					6 Months Ended	9 Months Ended	3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Jun. 30, 2014		Jun. 30, 2013	Dec. 31, 2013	Oct. 31, 2013	Oct. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2014	Dec. 31, 2013 Successor [Member]	Jun. 30, 2013 Successor [Member]		Jun. 30, 2014 Successor [Member]	Dec. 31, 2013 Successor [Member]		Sep. 30, 2013 Successor [Member]		Jun. 30, 2014 Successor [Member]	Dec. 31, 2013 Successor [Member]	Jun. 30, 2013 Predecessor [Member]	Jun. 30, 2013 Predecessor [Member]	Oct. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]
Net sales		$ 189,132		$ 67,155	[1]	$ 188,433		$ 189,992		$ 182,132		$ 182,395		$ 180,427		$ 186,203		$ 182,195				$ 372,124	$ 118,239		$ 627,712		$ 731,220	$ 728,773	$ 372,858				$ 189,132	$ 118,239	[2]			$ 372,858	$ 118,239	$ 189,992	$ 372,124	$ 627,712	$ 731,220	$ 728,773
Cost of sales																																	92,445					191,949	82,587	93,451	182,269	304,875	376,166	388,298
Gross profit				34,010	[1]	98,972		96,541		93,314		88,768		89,686		90,289		86,311															96,687	35,652	[2]			180,909	35,652	96,541	189,855	322,837	355,054	340,475
Operating expenses:
Selling, technical, general and administrative																															97		84,779					158,811	54,521	53,989	109,969	207,554	214,614	260,665
Non-cash charge related to preferred stock dividend rights																																							172,006
Research and development																																	5,898					12,096	3,995	5,874	11,826	19,898	25,051	22,966
Restructuring		404						46												404		1,652	762		3,636					762			404					404	762	46	1,652	3,636	292	896
Total operating expenses																															97		91,081					171,311	231,284	59,909	123,447	231,088	239,957	284,527
Operating (loss) profit		5,606						36,632														66,408	(195,632)		91,749		115,097	55,948	9,598		(97)		5,606					9,598	(195,632)	36,632	66,408	91,749	115,097	55,948
Other (expense) income:
Interest, net																															17		(7,662)					(15,404)	(5,372)	(12,849)	(24,567)	(45,929)	(49,139)	(54,054)
Loss on extinguishment of debt								18,788																																(18,788)	(18,788)	(18,788)
Other (expense) income, net																															17		(512)					(601)	(440)	(2,999)	588	(557)	4,981	9,412
																															17		(8,174)					(16,005)	(5,812)	(34,636)	(42,767)	(65,274)	(44,158)	(44,642)
(Loss) income before income taxes, non-controlling interests and accrued payment-in-kind dividends on cumulative preferred shares																							(201,444)	26,475			70,939	11,306			(80)		(2,568)					(6,407)	(201,444)	1,996	23,641	26,475	70,939	11,306
Income tax benefit (provision)																							5,819		(12,961)		(24,673)	(9,953)					4,056					1,947	5,819	(7,760)	(14,068)	(12,961)	(24,673)	(9,953)
Net (loss) income																				(4,460)											(80)		1,488					(4,460)	(195,625)	(5,764)	9,573	13,514	46,266	1,353
Net loss (income) attributable to the non-controlling interests																																	(1,864)					(3,334)	1,403	(91)	(180)	(295)	(289)	(366)
Net (loss) income attributable to Common Shareholders				(10,671)	[1]	14,497		(5,855)		15,248		5,545		10,012		25,533		4,887													(80)		(376)	(189,432)	[2]	(4,710)		(7,794)	(194,222)	(5,855)	9,393	13,219	45,977	987
Accrued payment-in-kind dividend on cumulative preferred shares																																								(9,278)	(21,072)	(22,454)	(44,605)	(40,847)
Net (loss) income attributable to common shares																															$ (80)		$ (376)					$ (7,794)	$ (194,222)	$ (15,133)	$ (11,679)	$ (9,235)	$ 1,372	$ (39,860)
Earnings (loss) per share
Basic (in Dollars per share)					[1],[3]		[3]		[3]		[3]		[3]		[3]		[3]		[3]												$ 0.00	[3]	$ 0.00	$ (2.05)	[2],[3]	$ (0.05)	[3]	$ (0.07)	$ (2.10)
Diluted (in Dollars per share)					[1],[3]		[3]		[3]		[3]		[3]		[3]		[3]		[3]												$ 0.00	[3]	$ 0.00	$ (2.05)	[2],[3]	$ (0.05)	[3]	$ (0.07)	$ (2.10)
Weighted average shares outstanding (In thousands)
Basic (in Shares)	88,529	128,595																		117,937						92,563					88,529		128,595					117,937	92,563
Diluted (in Shares)	88,529 [4]	128,595	[4]																	117,937	[4]					92,563					88,529		128,595					117,937	92,563

[1]	MacDermid's fourth quarter includes results from October 1, 2013 through October 31, 2013.
[2]	Platform's fourth quarter includes the results of MacDermid from November 1, 2013 through December 31, 2013.
[3]	Earnings per share calculations for each quarter are based on the weighted average number of shares outstanding for each period. As MacDermid was not a Registrant prior to the Successor 2013 Period, no earnings per share data is presented.
[4]	No share adjustments are included in the dilutive weighted average shares outstanding computation as each period was a net loss.